Initial Public Offering (Details) - USD ($)		12 Months Ended
	Feb. 12, 2021	Dec. 31, 2021
Initial Public Offering (Details) [Line Items]
Initial public offering shares	34,500,000
Sale of stock	34,500,000
Proceeds received from initial public offering, gross (in Dollars)		$ 345,000,000
Incurring offering costs (in Dollars)	$ 19,200,000
Deferred underwriting commissions (in Dollars)	$ 12,100,000
Aggregate units purchased	2,405,700
Description of units per share	Each Unit consists of one share of Class A common stock, and one-fourth of one redeemable warrant (each, a “Public Warrant”). Each Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 8).
Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Sale of stock	4,500,000
Price per unit (in Dollars per share)	$ 10.00